Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ 209,715	¥ (49,004)	¥ (68,841)
Other comprehensive income, net of tax -
Unrealized gains on securities	2,220	38,718	19,310
Unrealized gains (losses) on derivative instruments	(1,198)		742
Pension liability adjustment	(171,753)	(21,187)	11,883
Foreign currency translation adjustments	(83,899)	65,790	158,884
Total comprehensive income (loss)	(44,915)	34,317	121,978
Less - Comprehensive income attributable to noncontrolling interests	75,329	93,995	62,437
Comprehensive income (loss) attributable to Sony Corporation's stockholders	¥ (120,244)	¥ (59,678)	¥ 59,541